AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                                                  January 12, 1997
                                                  1933 Act File No. 333-40397
                                                  1940 Act File No. 811-8493


                                   Form N-1A
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-1A


Registration Statement Under the Securities Act of 1933           [x]
        Pre-Effective Amendment No.  1                            [x]
        Post-Effective Amendment No.                              [ ]


                   and/or

Registration Statement Under the Investment Company Act of 1940   [x]
        Amendment No. ___

                       (Check appropriate box or boxes.)

                           Empirical Investment Funds
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           Empirical Investment Funds
                            1521 Alton Road Suite 364
                              Miami Beach, FL 33139
--------------------------------------------------------------------------------
         (Address of Principal Executive Offices)           (Zip Code)

                                 (305) 535-1006
-------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                          Kaye Anderson-Kerr, President
                           Empirical Investment Funds
                            1521 Alton Road Suite 364
                              Miami Beach, FL 33139
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this
                             Registration Statement

It is proposed that this filing will become  effective  (check  appropriate box)
     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on September  11, 1997  pursuant to paragraph  (a)(i) of rule 485
     [X] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

An indefinite number of Registrant's securities is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                              Cross Reference Sheet

INFORMATION REQUIRED                            CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1.  Cover Page                             Cover Page
Item 2.  Synopsis                               Fund Expenses
Item 3.  Condensed Financial Information        Not Applicable
Item 4.  General Description of Registrant      The Fund
Item 5.  Management of the Fund                 Management of the Fund
Item 6.  Capital Stock and other Securities     Capital Stock
Item 7.  Purchase of Securities being Offered   Purchases and Redemptions
Item 8.  Redemption or Repurchase               Purchases and Redemptions
Item 9.  Legal Proceedings                      Litigation

Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                             Cover Page
Item 11. Table of Contents                      Table of Contents
Item 12. General Information and History        The Fund
Item 13. Investment Objectives and Policies     Objectives and Policies
Item 14. Management of the Registrant           Officers & Trustees of the Fund
Item 15. Control Persons & Principal            Officers & Trustees of the Fund
         Holders of Securities
Item 16. Investment Advisory and Other          Investment Adviser
         Services
Item 17. Brokerage Allocation                   Brokerage
Item 18. Capital Stock & Other Securities       Capital Stock
Item 19. Purchase, Redemption & Pricing of      Purchases and Redemptions; Share
         Securities Being Offered               Valuation
Item 20. Tax Status                             Tax Status
Item 21. Underwriters                           Not Applicable
Item 22. Calculation of Yield Quotations of     Not Applicable
         Money Market Funds
Item 23. Financial Statements                   Financial Statements

Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits        Financial Statements & Exhibits
Item 25. Persons Controlled by/or under         Control Persons
         Common Control
Item 26. Number of Holders of Securities        Number of Shareholders
Item 27. Indemnifications                       Indemnification
Item 28. Business & Other Connections of        Activities of Investment Adviser
         Adviser
Item 29  Principal Underwriters                 Principal Underwriter
Item 30. Location of Accounts & Records         Location of Accounts & Records
Item 31. Management Services                    Not Applicable
Item 32. Undertakings                           Not Applicable

THE FUND'S INVESTMENT OBJECTIVE
The Empirical Growth Fund ("the Fund") is a diversified series of Empirical Investment Funds, ("the Trust") a no-load, open-end, management investment company. The Empirical Growth Fund's investment objective is to achieve superior risk-adjusted capital appreciation on long-term investment dollars; income is a secondary consideration.


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors are advised to read and retain this prospectus for future reference.


A Statement of Additional Information provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. A Statement of Additional Information, dated XXXXX XX, XXXX has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement may be obtained without charge by writing to Empirical Investment Funds, 1521 Alton Road, Suite 364, Miami Beach, FL 33139, or by calling (800) 934-0566.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                              DATED XXXXX XX, XXXX

                                TABLE OF CONTENTS

   Fund Expenses...............................................................1
   Fund Organization...........................................................2
   Objective & Policies........................................................2
   Management of the Fund
      Board of Trustees........................................................5
      Investment Adviser.......................................................5
      Other Services...........................................................6
   Purchase and Redemptions....................................................7
   Brokerage...................................................................8
   Share Valuation.............................................................8
   Investment Performance......................................................8
   Dividends, Distributions
      and Tax Status...........................................................9
   Reports to Shareholders....................................................10
   General
      Capital Stock...........................................................10
      Voting Rights...........................................................10

FUND EXPENSES
The purpose of the tables below is to assist the investor in understanding the various costs of investing in the fund. There are no sales charges, "loads" or maintenance charges of any kind imposed on the purchase of shares.

Table 1:  Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                None
             Sales Load Imposed on Reinvested Dividends     None
             Redemption Fees                                None
             Exchange Fees                                  None
             IRA Trustee Fees                               None


Table 2:  Annual Fund Operating Expenses (a)

           Management fees (b)                             [     ] %
           12b-1 fees                                         N/A
           Other expenses (c)(d)                           [     ] %
                                                            =====
           Total fund operating expenses (e)               [     ] %

(a) As of the date of this Prospectus, the Fund had commenced investment operations. The percentages indicated are estimates of the expenses (stated as a percentage of assets) for the 1998 fiscal year ending December 31. Actual expenses may be more or less than the amounts shown.

(b) The Advisory Agreement requires the Investment Adviser to waive its management fees and, if necessary, reimburse expenses of the Funds to the extent necessary to limit each Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

(c) "Other expenses" include, but are not limited to, a transfer agency fee payable to Worldwide Investor Services, Inc., based on a fixed dollar amount charged to the Fund for each shareholder's account and an administration fee payable to the Adviser pursuant to the Administration Agreement.

(d) Under a Reimbursement Agreement, the Investment Adviser - Worldwide Financial Management Associates, Inc., is entitled to be reimbursed for the initial organizational costs of starting the Fund. Reimbursed funds are limited to .25% of average net assets annually. "Other expenses" are expected to decrease by .25% once full satisfaction of these expenses has been made.

(e) This figure represents the total fund operating expenses in the absence of any voluntary fee or reimbursement waivers.


The following illustrates the expenses paid on a $1,000 investment over various time periods assuming that all dividends are reinvested and further assumes (a) 5% annual rate of return and (b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

      1 Year              3 Years             5 Years             10 Years

FUND ORGANIZATION
The Fund is a diversified series of Empirical Investment Funds (the "Trust") a no-load, open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "1940 Act") and organized under the Delaware law as a business trust under a Declaration of Trust dated 9/29/97. The Declaration of Trust permits the Trust to offer separate series ("Series") of shares. All consideration received by the Company for shares of any Fund and all assets of such Fund belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional Funds.


OBJECTIVES AND POLICIES
Empirical Growth Fund seeks to achieve superior risk-adjusted capital appreciation on long-term investment dollars; income is a secondary consideration. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. However, shareholders would be notified before any material change is made in the Fund's policies. There is no assurance that the Fund's objective will be achieved.


Investment Strategies: In the following discussion, the Fund hopes to shed some light and give a more precise picture of how it intends to pursue the objective of superior risk-adjusted capital appreciation. Unlike the Fund's investment objectives, these investment strategies are not fundamental and can be changed by the Fund's board of Trustees without shareholder approval.

The Fund seeks to accomplish its objective by creating a portfolio that has an insignificant level of unnecessary risk factors relative to other growth funds or investment strategies. An increased exposure to risk could jeopardize and increase the level of erosion of the Funds assets with no guarantee of higher returns. Although risk-adjusted returns tend to be more stable than raw returns, there's no guarantee that funds that have done well in the past will continue to do well in the future. A certain amount of risk is inherent with any investment strategy (See Risk Factors).

Strategic diversification will play a large part in reducing risks that are apparent with the investment in a limited number of companies and industries. (See the Statement of Additional Information for a more in-depth discussion regarding investment restrictions.)

The fund will strive to eliminate any unnecessary turnover of assets in the fund. The Fund has instructed the Adviser of our investment objectives and investments will have established time horizons and price targets that will be considered before buying or selling a position. Accordingly, the Fund will attempt to avoid incurring high transaction costs (which can diminish the assets and returns) by implementing a long-term investment strategy.


The fund has chosen not to invest in illiquid securities such as restricted issues. For liquidity purposes, the Adviser will also monitor the number of shares traded for each issue to ensure that, if need be, a market would be available in which it could sell out of the position in a timely fashion.

The Fund expects to maintain a lower level of market related risk (also known as a sensitivity to market movements) than other growth funds. This will be achieved by investing in individual issues that experience less price volatility than the overall market.


Under normal market conditions, the Fund expects to invest at least 75% in equity securities including; common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, which are believed to provide opportunities for capital gain. For liquidity, diversity, and flexibility, the fund may invest the remaining 25% of its net assets in Real Estate Investment Trusts, American Depository Receipts, short- to intermediate-term corporate and U.S. Government debt securities, cash, and money market instruments. In abnormal market conditions, it may invest more than 25% in these securities as a defensive tactic.


Types of securities in which the Fund may invest: In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:

Common stocks. Common stocks are ownership shares and represent a proportionate interest in the issuing companies. They are sold initially by the corporation to raise cash for business purposes and then traded among investors. Therefore, the Fund participates in the success or failure of any company in which it holds stock. (Please see Risk Factors on page 4.)


Convertible Securities. Convertibility refers to the ability of the holder of the security to exchange it for another security, usually debt exchanged for equity. The Fund may invest in convertible securities (bonds, notes, preferred stock and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities which the Fund may invest include bonds, preferred stock, and warrants which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. (Please see Risk Factors on page 4.)

Repurchase Agreements. As a means of earning income for periods as short as overnight the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject the seller agreement, at the time of the sale, to repurchase them at a mutually agreed upon time and price. (Please see Risk Factors on page 4.)

Real estate investment trusts (REITs) were created to give larger numbers of Americans a means of investing in real estate projects that previously were accessible to only the wealthy. REITs are designed to pass through all income of the real estate properties and other assets managed by the REIT to investors. (Please see Risk Factors on page 4.)

American Depositary Receipts. The fund may also purchase U.S. denominated American Depositary Receipts ("ADRs") for foreign securities, which are traded in the U.S. on national securities exchanges or over-the-counter and are issued by domestic banks. (Please see Risk Factors on page 4.)

Risk Factors: Risks associated with the Fund's performance will be those due to broad market declines as well as business risks from difficulties which may occur to particular companies while in the Fund's portfolio. As is true of almost all securities, it must be realized that there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Common Stocks. The market values of common stocks can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stocks.
Convertible securities entail less credit risk than the issuer's common stock.

Real estate investment trusts (REITs). Because the success of a REIT depends on its management's ability to select potentially profitable assets and to manage them well, the investment objective may or may not be reached. A risk associated with certain mortgage-backed securities is the possibility that the underlying borrowers will repay the mortgages faster than expected, thereby depriving investors of the interest income they could have earned over a longer repayment schedule.

American Depositary Receipts. While ADRs are not considered to be foreign securities, they do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs the fund avoids currency risks during the settlement period. Also, generally the information available on ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded; these standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Security Selection Criteria: The Adviser employs a bottom-up stock selection process that is based on intensive fundamental and technical research. While the Fund may invest in companies of any size, it will emphasize medium capitalized companies. These companies may include those that can sustain above average and consistent earnings growth as well as companies that the management believes have new or innovative products, services, or processes, which can enhance prospects for growth in future earnings. The Fund's strategy does not preclude investment in large, seasoned companies which, in the judgment of management, possess superior potential returns similar to companies with formative growth profiles. Also, small-capitalized companies may be added to the portfolio if the adviser feels that the opportunity to achieve returns outweigh the risks that can be associated with companies of this size.


Portfolio Turnover Policy: Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held when such action appears advisable to management. High portfolio turnover may involve greater brokerage commissions and other transaction costs which will be born directly by the Fund. In addition, high portfolio turnover may result in increased short-term capital gains which, when distributed to shareholders, are treated as ordinary income. The Fund's portfolio turnover rate is not expected to exceed 150%.

MANAGEMENT OF THE FUND
The overall management and responsibility of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Fund's, and persons or companies furnishing services to the funds, including the Investment Advisory Agreement. The Trust is not required to hold and has no current intentions of holding annual shareholders meetings, although special meetings may be called for purposes such as changing fundamental policies.


INVESTMENT ADVISER
Responsibility for overall management of the Fund rests with its Board of Trustees in accordance with Delaware law. Professional investment supervision is provided by the Investment Adviser, Worldwide Financial Management Associates, Inc., 300 South Pointe Drive, Suite 4306, Miami Beach, FL 33139.

On XXXXX XX, XXXX shareholders of the Fund approved an Investment Advisory Agreement with Worldwide Financial Management Associates, Inc., which was unanimously approved by the Board of Trustees XXXXX XX, XXXX. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the trustees of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Worldwide Financial Management Associates, Inc. In the event of its assignment, the Agreement will terminate automatically.

Under the Investment Advisory Agreement, the Investment Adviser formulates guidelines and lists of appropriate investments for each portfolio, will place all orders for the purchase and sale of portfolio securities, and will maintain records relating to such transactions. The Investment Adviser has no previous experience in advising a mutual fund.

For its services as Investment Adviser, the Fund has agreed to pay to Worldwide Financial Management Associates, Inc. a fee of [ ] per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

The Fund's portfolio manager is Kaye Anderson-Kerr. Ms. Anderson-Kerr, who is responsible for the day to day management of the fund, is the Managing Director and President of the Investment Advisory firm she established in October of 1996. Ms. Anderson-Kerr began her career as an account executive with R.J. Steichen & Co. in Feb. 1994. In May of that year, Ms. Anderson-Kerr went to Tuschner & Company where she became a Vice President. She has also served as a Financial Adviser and Consultant to many established and ongoing business operations. In addition, she passed the Series 7 - General Securities, Series 63
- Uniform Blue Sky, Series 24 - General Principal, and the Series 65 - Registered Investment Advisor NASD licensing exams. Ms. Anderson-Kerr is also a level I candidate for the Chartered Financial Analyst (CFA) designation.

While the Adviser will be responsible for certain expenses which are outlined in the Investment Advisory Agreement, The Fund is responsible for the payment of all other fees and expenses including, among others, the following: management and distribution fees; the fees of unaffiliated Trustees; the fees of the Fund's Custodian and Transfer and Dividend Disbursing Agent; the fees of the Fund's legal counsel and independent accountants; brokerage commissions incurred in connection with portfolio transactions; all taxes and charges of governmental agencies; the reimbursement of organization expenses; and expenses related to shareholder communications including all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

The Investment Adviser has paid the initial organizational cost of the Fund and is entitled to be reimbursed for those expenses under a Reimbursement Agreement with the Fund.

In order to increase the yield to investors, the Investment Manager and its affiliates may voluntarily from time to time, waive or reduce its (or their) fees on assets held by each of the Portfolios, which would have the effect of lowering that Portfolio's overall expense ratio and increasing yield to investors during the time such fees are waived or reduced. Fee waivers or reductions, other than set forth in the Investment Advisory Agreement or otherwise described in this Prospectus, may be rescinded at any time without further notice to investors.

TRANSFER AGENT
Worldwide Investor Services, Inc., 300 South Pointe Drive, Suite 4306, Miami Beach, FL 33139, (a wholly owned subsidiary of the Investment Adviser) will serve as the transfer agent and dividend disbursing agent pursuant to the terms of the Transfer Agency and Dividend Disbursing Agency Agreement. Services provided will include (but are not limited to): maintaining records of shareholders; canceling and issuing certificates; resolving problems arising from lost, destroyed, or stolen certificates; providing confirmations of purchases and sales; aggregating, processing and recording purchases and redemptions of shares; processing dividend and distribution payments; and forwarding shareholder communications such as proxies, shareholder reports, and dividend notices.

ADMINISTRATION
The Trust and the Investment Adviser have entered into an Administration Agreement pursuant to which the Investment Adviser, as Administrator, provides administrative services to each of the Fund's portfolios. Administrative services furnished by the Investment Adviser include, among others: maintaining and preserving the records of the Fund, including financial and corporate reports; computing NAV, dividends, performance data and financial information regarding the Fund; preparing reports; overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws; developing and implementing procedures for monitoring compliance and regulatory requirements; providing routine accounting services; and providing office facilities and clerical support as well as providing general oversight of other service providers.


For its services as administrator, the Investment Adviser receives from each portfolio an annual fee, payable monthly, of [ ] of 1% of average daily net assets of such Portfolio. The fee is accrued daily as an expense of each Portfolio.

CUSTODIAN To be supplied by amendment.

DISTRIBUTOR To be supplied by amendment.

PURCHASES AND REDEMPTIONS
Shares may be purchased directly from the Fund by simply forwarding the completed application and a check payable to "Empirical Investment Funds". Upon receipt, your account will be credited with the full and fractional shares which can be purchased at the net asset value next determined after receipt of the purchase order by the Fund. Net asset value is computed in the manner described under the caption "SHARE VALUATION" in this Prospectus.


Initial Investments: The minimum initial investment to establish an Empirical Investment Funds account is $2,500. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The Fund will be initially registered in Florida and therefore restricted to Florida residents until which time registration under the Blue-Sky laws of other states becomes effective and the state requirements have been met.

Subsequent Purchases:  Subsequent purchases may be made for $500 or more.

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust's shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.

Redemptions: Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust's transfer agent of the written request in proper form, with the appropriate documentation as stated in the prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or for such other period as the Securities and Exchange Commission may permit for the protection of the Trust's shareholders.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust's shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Fund's net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Trust's portfolio securities at the time of redemption or repurchase.

BROKERAGE
Subject to the general supervision of the Board, the Adviser is responsible for placing orders for securities transactions for the Fund. Purchases and sales of equity securities will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing orders, it is the policy of the Trust to ensure that the most favorable execution for its transactions is obtained. Where such execution may be obtained from more than one broker or dealer, securities transactions may be directed to those who provide research, statistical and other information to the Trust or the Adviser. Purchases and sales of debt securities are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The Trust has no obligation to enter into securities transactions with any particular dealer, issuer, underwriter or other entity. In addition, the Board may, to the extent consistent with the Investment Company Act and other applicable law, authorize the Adviser to direct transactions to service organizations retained by the Trust or their affiliates; under appropriate circumstances, such transactions may be used for the purpose of offsetting fees otherwise payable by the Trust for custody, transfer agency or other services.

SHARE VALUATION
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m. EST) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day,
Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the closing sales price on such exchange on the day in which the valuation is made. Listed securities that have not recently traded are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Trustees.


INVESTMENT PERFORMANCE
From time to time the Fund may advertise performance data including monthly, quarterly, yearly or cumulative total return and average annual total return figures. All such figures are based on historical earnings and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be more or less than their original cost.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends from ordinary income or capital gains. A cumulative total return reflects actual performance over a stated period of time. An average total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. For more information on performance, please refer to "Performance Measures" in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS
The policy of the Fund is to pay dividends from net investment income and distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by the Fund. When you open your account, you should specify on your application how you want to receive your distributions.

Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase. Distribution of any net long-term capital gains realized by the Fund in 1998 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

REPORTS TO SHAREHOLDERS
The Fund will send annual and semi-annual shareholder reports (based on a calendar year) which will show all share transactions including dividends and capital gains distributions for that year.

CAPITAL STOCK
Empirical Investment Funds was organized as a Delaware business trust on 9/29/97 and has authorized capital of an indefinite number of shares of $.001 par value common stock of all funds in the aggregate. The fund's shares are divided into separate funds, and the shares of each fund have equal rights and privileges with all other shares of the fund. The board of trustees is authorized to classify un-issued shares of the funds by assigning them to a fund for issuance. Additional funds may be offered in the future, but such additional offerings would not affect the interests of current shareholders in the existing fund.

The assets received by each fund on the sale of shares of such fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such fund, and constitute assets of such fund. The assets of each fund are required to be segregated on the fund's books of account.

Each share of a fund represents an equal proportionate interest in that fund with each other share and is entitled to its proportionate share of such dividends and distributions out of the income or assets belonging to such fund as are declared by the board of trustees. Upon liquidation of any fund, fund shareholders are entitled to share pro rata in the net assets belonging to that fund available for distribution.

Shares of the fund are fully paid, non-accessible, redeemable and fully transferable. Shares do not have preemptive rights or subscription rights.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all trustees of the Fund if they so choose.

Major Shareholders: Kaye Anderson-Kerr, as of the date of this Prospectus, owns all outstanding shares of the Fund.

DISCLAIMER
No person has been authorized to give any information or to make any representation other than those contained in this Prospectus and in the Fund's official sales literature in connection with the offer of the Fund's shares, and if given or made, such other information or representation must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                            The Empirical Growth Fund
                            1521 Alton Rd., Suite 364
                              Miami Beach, FL 33139
                                  800-934-0566

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated ______________. To obtain the Prospectus, please write the Fund or call the telephone number that is shown above.

                                TABLE OF CONTENTS

                   Fund Organization.......................1
                   Objective & Policies....................1
                   Investment Restrictions.................2
                   Management of the Fund..................4
                      Investment Adviser...................4
                      Other Services.......................6
                   Officers & Trustees.....................7
                   Capital Stock...........................7
                   Portfolio Transactions..................8
                   Purchases and Redemptions...............9
                   Share Valuation........................10
                   Performance Measures...................10
                   Dividends, Distributions & Tax Status..11
                   Auditor's Report.......................12

FUND ORGANIZATION
The Fund is a diversified series of Empirical Investment Funds (the "Trust") a no-load, open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "1940 Act") and organized under the Delaware law as a business trust under a Declaration of Trust dated 9/29/97. The Declaration of Trust permits the Trust to offer separate series ("Series") of shares. All consideration received by the Company for shares of any Fund and all assets of such Fund belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional Funds.

OBJECTIVES AND POLICIES
Empirical   Growth  Fund  seeks  to  achieve  superior   risk-adjusted   capital
appreciation   on   long-term   investment   dollars;   income  is  a  secondary
consideration.

Investment Strategies: In the following discussion, the Fund hopes to shed some light and give a more precise picture of how it intends to pursue the objective of superior risk-adjusted capital appreciation. Unlike the Fund's investment objectives, these investment strategies are not fundamental and can be changed by the Fund's board of Trustees without shareholder approval.

The Fund seeks to accomplish its objective by creating a portfolio that has an insignificant level of unnecessary risk factors relative to other growth funds or investment strategies. An increased exposure to risk could jeopardize and increase the level of erosion of the Funds assets with no guarantee of higher returns. Although risk-adjusted returns tend to be more stable than raw returns, there's no guarantee that funds that have done well in the past will continue to do well in the future. A certain amount of risk is inherent with any investment strategy (See Risk Factors).

Strategic diversification will play a large part in reducing risks that are apparent with the investment in a limited number of companies and industries. (See the Statement of Additional Information for a more in-depth discussion regarding investment restrictions.)

The fund will strive to eliminate any unnecessary turnover of assets in the fund. The Fund has instructed the Adviser of our investment objectives and investments will have established time horizons and price targets that will be considered before buying or selling a position. Accordingly, the Fund will attempt to avoid incurring high transaction costs (which can diminish the assets and returns) by implementing a long-term investment strategy.


The fund has chosen not to invest in illiquid securities such as restricted issues. For liquidity purposes, the Adviser will also monitor the number of shares traded for each issue to ensure that, if need be, a market would be available in which it could sell out of the position in a timely fashion.


The Fund expects to maintain a lower level of market related risk (also known as a sensitivity to market movements) than other growth funds. This will be achieved by investing in individual issues that experience less price volatility than the overall market.

Under normal market conditions, the Fund expects to invest at least 75% in equity securities including; common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, which are believed to provide opportunities for capital gain. For liquidity, diversity, and flexibility, the fund may invest the remaining 25% of its net assets in Real Estate Investment Trusts, American Depository Receipts, short- to intermediate-term corporate and U.S. Government debt securities, cash, and money market instruments. In abnormal market conditions, it may invest more than 25% in these securities as a defensive tactic.

Investment Strategies and Policies: In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


Common stocks. Common stocks are ownership shares and represent a proportionate interest in the issuing companies. They are sold initially by the corporation to raise cash for business purposes and then traded among investors. Therefore, the Fund participates in the success or failure of any company in which it holds stock. (Please see Risk Factors on page 4.)


Convertible Securities. Convertibility refers to the ability of the holder of the security to exchange it for another security, usually debt exchanged for equity. The Fund may invest in convertible securities (bonds, notes, preferred stock and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities which the Fund may invest include bonds, preferred stock, and warrants which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. (Please see Risk Factors on page 4.)

Repurchase Agreements. As a means of earning income for periods as short as overnight the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject the seller agreement, at the time of the sale, to repurchase them at a mutually agreed upon time and price. (Please see Risk Factors on page 4.)

Real estate investment trusts (REITs) were created to give larger numbers of Americans a means of investing in real estate projects that previously were accessible to only the wealthy. REITs are designed to pass through all income of the real estate properties and other assets managed by the REIT to investors. (Please see Risk Factors on page 4.)

American Depositary Receipts. The fund may also purchase U.S. denominated American Depositary Receipts ("ADRs") for foreign securities, which are traded in the U.S. on national securities exchanges or over-the-counter and are issued by domestic banks. (Please see Risk Factors on page 4.)

Risk Factors: Risks associated with the Fund's performance will be those due to broad market declines as well as business risks from difficulties which may occur to particular companies while in the Fund's portfolio. As is true of almost all securities, it must be realized that there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Common Stocks. The market values of common stocks can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stocks. Convertible securities entail less credit risk than the issuer's common stock.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies described in the prospectus, the Fund is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Trust's Board. These investment restrictions are summarized below.

The following investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act.

The Fund may not:

     1. Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Fund would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, the Fund would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

     2. Borrow money, except that the Fund (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that
          (i) and (ii) in combination do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

     3. Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Fund's permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's prospectus.

     4. Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Fund from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's prospectus shall not constitute issuance of a senior security.

     5. Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio of securities.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Fund may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust's prospectus.

     8. Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Fund's investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust's prospectus.

     9. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

     10. Invest in securities of other investment companies except as permitted under the Investment Company Act or by order of the Securities and Exchange Commission issued pursuant to that Act.

An investment restriction applicable to a particular Fund shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Fund, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.

MANAGEMENT OF THE FUND
The overall management and responsibility of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Fund's, and persons or companies furnishing services to the funds, including the Investment Advisory Agreement. The Trust is not required to hold and has no current intentions of holding annual shareholders meetings, although special meetings may be called for purposes such as changing fundamental policies.


INVESTMENT ADVISER
Responsibility for overall management of the Fund rests with its Board of Trustees in accordance with Delaware law. Professional investment supervision is provided by the Investment Adviser, Worldwide Financial Management Associates, Inc., 300 South Pointe Drive, Suite 4306, Miami Beach, FL 33139.

On XXXXX XX, XXXX shareholders of the Fund approved an Investment Advisory Agreement with Worldwide Financial Management Associates, Inc., which was unanimously approved by the Board of Trustees XXXXX XX, XXXX. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the trustees of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Worldwide Financial Management Associates, Inc. In the event of its assignment, the Agreement will terminate automatically.

Under the Investment Advisory Agreement, the Investment Adviser formulates guidelines and lists of appropriate investments for each portfolio, will place all orders for the purchase and sale of portfolio securities, and will maintain records relating to such transactions. The Investment Adviser has no previous experience in advising a mutual fund.

For its services as Investment Adviser, the Fund has agreed to pay to Worldwide Financial Management Associates, Inc. a fee of [ ] per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

The Fund's portfolio manager is Kaye Anderson-Kerr. Ms. Anderson-Kerr, who is responsible for the day to day management of the fund, is the Managing Director and President of the Investment Advisory firm she established in October of 1996. Ms. Anderson-Kerr began her career as an account executive with R.J. Steichen & Co. in Feb. 1994. In May of that year, Ms. Anderson-Kerr went to Tuschner & Company where she became a Vice President. She has also served as a Financial Adviser and Consultant to many established and ongoing business operations. In addition, she passed the Series 7 - General Securities, Series 63
- Uniform Blue Sky, Series 24 - General Principal, and the Series 65 - Registered Investment Advisor NASD licensing exams. Ms. Anderson-Kerr is also a level I candidate for the Chartered Financial Analyst (CFA) designation.

While the Adviser will be responsible for certain expenses which are outlined in the Investment Advisory Agreement, The Fund is responsible for the payment of all other fees and expenses including, among others, the following: management and distribution fees; the fees of unaffiliated Trustees; the fees of the Fund's Custodian and Transfer and Dividend Disbursing Agent; the fees of the Fund's legal counsel and independent accountants; brokerage commissions incurred in connection with portfolio transactions; all taxes and charges of governmental agencies; the reimbursement of organization expenses; and expenses related to shareholder communications including all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

The Investment Adviser has paid the initial organizational cost of the Fund and is entitled to be reimbursed for those expenses under a Reimbursement Agreement with the Fund.

In order to increase the yield to investors, the Investment Manager and its affiliates may voluntarily from time to time, waive or reduce its (or their) fees on assets held by each of the Portfolios, which would have the effect of lowering that Portfolio's overall expense ratio and increasing yield to investors during the time such fees are waived or reduced. Fee waivers or reductions, other than set forth in the Investment Advisory Agreement or otherwise described in this Prospectus, may be rescinded at any time without further notice to investors.

TRANSFER AGENT
Worldwide Investor Services, Inc., 300 South Pointe Drive, Suite 4306, Miami Beach, FL 33139, (a wholly owned subsidiary of the Investment Adviser) will serve as the transfer agent and dividend disbursing agent pursuant to the terms of the Transfer Agency and Dividend Disbursing Agency Agreement. Services provided will include (but are not limited to): maintaining records of shareholders; canceling and issuing certificates; resolving problems arising from lost, destroyed, or stolen certificates; providing confirmations of purchases and sales; aggregating, processing and recording purchases and redemptions of shares; processing dividend and distribution payments; and forwarding shareholder communications such as proxies, shareholder reports, and dividend notices.

ADMINISTRATION

The Trust and the Investment Adviser have entered into an Administration Agreement pursuant to which the Investment Adviser, as Administrator, provides administrative services to each of the Fund's portfolios. Administrative services furnished by the Investment Adviser include, among others: maintaining and preserving the records of the Fund, including financial and corporate reports; computing NAV, dividends, performance data and financial information regarding the Fund; preparing reports; overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws; developing and implementing procedures for monitoring compliance and regulatory requirements; providing routine accounting services; and providing office facilities and clerical support as well as providing general oversight of other service providers.

For its services as administrator, the Investment Adviser receives from each portfolio an annual fee, payable monthly, of [ ] of average daily net assets of such Portfolio. The fee is accrued daily as an expense of each Portfolio.


CUSTODIAN To be supplied by amendment.

DISTRIBUTOR To be supplied by amendment.

AUDITORS To be supplied by amendment.

OFFICERS AND TRUSTEES OF THE FUND
Officers and Trustees of the Fund together with their principal occupations for the past five years are:

                                                    Principle Occupation
Name                  Position                      Past 5 Years

Kaye Anderson-Kerr*   President/Trustee             Investment Executive/
                                                    Investment Adviser

ADDITIONAL TRUSTEES WILL BE SUPPLIED BY AMENDMENT.

* Trustees of the Fund who are considered "Interested" as defined by the Investment Company act of 1940. Ms. Anderson-Kerr is president, director and owner of the Fund's Investment Adviser.


Remuneration of Directors and Officers: The following table sets forth the estimated aggregate compensation estimated to be paid to the Officers and Trustees of the Fund by the Advisor for the fiscal period ending December 31, 1998

                                                      ESTIMATED
                                               AGGREGATE COMPENSATION
NAME                      POSITION HELD          PAID BY THE FUND**

*Kaye Anderson-Kerr     Trustee/President               none


* This Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) by virtue of his affiliation with the Investment Adviser.

** None of the officers or trustees will be remunerated by the Fund for their normal duties and services. Worldwide Financial Management Associates, Inc. under the provisions of the Investment Advisory Agreement will pay their compensation and expenses arising out of normal operations.



CAPITAL STOCK
Empirical Investment Funds was organized as a Delaware business trust on 9/29/97 and has authorized capital of an indefinite number of shares of $.001 par value common stock of all funds in the aggregate. The fund's shares are divided into separate funds, and the shares of each fund have equal rights and privileges with all other shares of the fund. The board of trustees is authorized to classify un-issued shares of the funds by assigning them to a fund for issuance. Additional funds may be offered in the future, but such additional offerings would not affect the interests of current shareholders in the existing fund.

The assets received by each fund on the sale of shares of such fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such fund, and constitute assets of such fund. The assets of each fund are required to be segregated on the fund's books of account.

Each share of a fund represents an equal proportionate interest in that fund with each other share and is entitled to its proportionate share of such dividends and distributions out of the income or assets belonging to such fund as are declared by the board of trustees. Upon liquidation of any fund, fund shareholders are entitled to share pro rata in the net assets belonging to that fund available for distribution.

Shares of the fund are fully paid, non-accessible, redeemable and fully transferable. Shares do not have preemptive rights or subscription rights.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all trustees of the Fund if they so choose.

Major Shareholders: Kaye Anderson-Kerr, as of the date of this Prospectus, owns all outstanding shares of the Fund.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Adviser of the Fund are responsible for placing orders for securities transactions for the Fund. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, the Adviser will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In placing brokerage transactions, the Adviser may, however, consistent with the interests of the Fund, select brokerage firms on the basis of the research, statistical and pricing services they provide to the Adviser. In such cases, the Fund may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Investment Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Adviser and the Adviser's other investment advisory clients.

Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

In no instance will portfolio securities be purchased from or sold to the Adviser or any affiliated person of the Adviser except to the extent permitted by applicable law or an order of the Securities and Exchange Commission. Investment decisions for the Fund are made independently from those of any other client accounts (which may include mutual funds) managed or advised by the Fund. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

PURCHASES AND REDEMPTIONS
Shares may be purchased directly from the Fund by simply forwarding the completed application and a check payable to "Empirical Investment Funds". Upon receipt, your account will be credited with the full and fractional shares which can be purchased at the net asset value next determined after receipt of the purchase order by the Fund. Net asset value is computed in the manner described under the caption "SHARE VALUATION" in this Prospectus.


Initial Investments: The minimum initial investment to establish an Empirical Investment Funds account is $2,500. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The Fund will be initially registered in Florida and therefore restricted to Florida residents until which time registration under the Blue-Sky laws of other states becomes effective and the state requirements have been met.

Subsequent Purchases:  Subsequent purchases may be made for $500 or more.

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust's shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.

Redemptions
Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust's transfer agent of the written request in proper form, with the appropriate documentation as stated in the prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or for such other period as the Securities and Exchange Commission may permit for the protection of the Trust's shareholders.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust's shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Fund's net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Trust's portfolio securities at the time of redemption or repurchase.

SHARE VALUATION
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m. EST) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day,
Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the closing sales price on such exchange on the day in which the valuation is made. Listed securities that have not recently traded are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Trustees.

PERFORMANCE MEASURES
Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotations furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC.

Average  Annual Total  Return:  Average  annual total  return is  determined  by finding  the  average  annual  rates of return  over  one-,  five- and  ten-year periods, or fractional portions thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that income dividends and capital gains distributions are reinvested at Net Asset Value. The quotation assumes that the account was completely redeemed at the end of each one-, five- and ten-year period and that the deductions of all applicable charges and fees.

Cumulative Total Return: Like average annual return, cumulative total return assumes that income dividends and capital gains distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for a specified period rather than on the average return over one-, five- and ten-year periods, or fractional portions thereof.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS
The policy of the Fund is to pay dividends from net investment income and distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by the Fund. When you open your account, you should specify on your application how you want to receive your distributions.

Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase. Distribution of any net long-term capital gains realized by the Fund in 1998 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS.

___________, serves as the Trust's independent accountants.

The Trust's statement of assets and liabilities as of _______, have been audited by _____________________, whose address is ______________. Such statement and accompanying are set forth below.

[AUDITED BALANCE TO BE SUPPLIED BY AMENDMENT]

                                    Part C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          (a)   Included in Part A of the Registration Statement:
                Expense Information

          (b)   Included in Part B of the Registration Statement:
                Audited Balance Sheet
                Auditors' Report and Consent
                TO BE FILED BY AMENDMENT

          (b) Exhibits:
          (1)(a)Certificate of Trust filed on September 29, 1997 with the Secretary of State of Delaware
                Incorporated by reference - Filed November 17, 1997

          (1)(b)Declaration and Agreement of Trust
                Incorporated by reference - Filed November 17, 1997

          (2)   Bylaws of the Trust
                Incorporated by reference - Filed November 17, 1997

          (3)   [voting trust agreement] Not Applicable.

          (4)   [instruments defining right of security holders] Not Applicable.

          (5)   Investment Advisory Agreement
                TO BE FILED BY AMENDMENT

          (6)   Distribution Agreement
                TO BE FILED BY AMENDMENT

          (7)   [bonus, pension and profit-sharing plans] Not Applicable.

          (8)   Custodian Agreement
                TO BE FILED BY AMENDMENT

          (9)(a) Administration Agreement
                 TO BE FILED BY AMENDMENT

             (b) Transfer Agency Agreement and Accounting  Services Agreement
                 TO BE FILED BY AMENDMENT

          (10)  Opinion of  Counsel.
                TO BE FILED BY AMENDMENT

          (11)  Consent of Accountants.
                TO BE FILED BY AMENDMENT

          (12)  [other financial statements] Not Applicable.

          (13)  [agreements regarding initial capital] TO BE FILED BY AMENDMENT

          (14)  [model retirement plans]
                TO BE FILED BY AMENDMENT

          (15)  [Rule 12b-1 plan] Not Applicable.

          (16)  [computation for Item 22 performance] TO BE FILED BY AMENDMENT

          (17)  Financial Data Schedule
                TO BE FILED BY AMENDMENT

          (18)  [plan pursuant to rule 18f-3] Not Applicable.

Item 25.  Persons Controlled by or Under Common Control with Registrant.
          None.

Item 26.  Number of Holders of Securities.
          One (1)

          Title of Class               Number of Record Holders
                                       as of ____________, 1997
          --------------               --------------------------
          Units of beneficial
          interest, par value $.001    TO BE FILED BY AMENDMENT


Item 27.  Indemnification.

Reference is made to Article VI of Registrant's Agreement and Declaration of Trust which is incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933(the "Act"), as amended, the Trust furnishes the following undertaking:

"Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 28.  Business and Other Connections of Investment Adviser.
          TO BE SUPPLIED BY AMENDMENT

Item 29.  Principal Underwriters.
          TO BE SUPPLIED BY AMENDMENT

Item 30.  Location of Accounts and Records.
          300 South Pointe Dr., Suite 4306, Miami Beach, FL  33139

Item 31.  Management Services.
          Not Applicable

Item 32.  Undertakings.
          -------------
          (a) Registrant hereby undertakes to file an amendment to this Registrations Statement containing certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if said Registrant proposed to raise its initial capital pursuant to Section 14(a)(3) of the Investment Company Act of 1940.

          (b) Registrant hereby undertakes to file a post-effective amendment containing financial statements within four to six months from the effective date of this Registration Statement filed under the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Miami Beach, and the State of Florida on January 12, 1998.

                                       Empirical Investment Funds

                                       BY:
                                         ---------------------------
                                           Kaye Anderson-Kerr
                                           Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


   /s/
  -------------------------  (Principal Financial Officer)   January 12, 1998
  Kaye Anderson-Kerr

  /s/                        (Sole Trustee)                  January 12, 1998
  -------------------------
  Kaye Anderson-Kerr